Appendix 1 Group Companies (Tables)	12 Months Ended
Dec. 31, 2018
FINANCIAL INFORMATION ON SUBSIDIARIES, SUMMARIZED
Schedule of Percentage of Control in Each Subsidiary

This appendix is part of Note 2.4, “Subsidiaries”. It presents the Group’s percentage of control in each subsidiary.

Taxpayer ID		Functional	% of control as of 12-31-2018			% of control as of 12-31-2017
No.	Company	Currency	Direct	Indirect	Total	Direct	Indirect	Total	Relationship	Country	Activity
96.504.980-0	Empresa Eléctrica Pehuenche S.A.	Chilean peso	92.65%	0.00%	92.65%	92.65%	0.00%	92.65%	Subsidiary	Chile	Complete electric energy cycle
96.830.980-3	GasAtacama Chile S.A.	Chilean peso	97.37%	0.00%	97.37%	97.37%	0.00%	97.37%	Subsidiary	Chile	Management of Companies
78.952.420-3	Gasoducto Atacama Argentina S.A.	Chilean peso	0.03%	99.97%	100.00%	0.03%	99.97%	100.00%	Subsidiary	Chile	Natural gas exploitation and transportation